Shareholder Report, Average Annual Return (Details)	12 Months Ended	33 Months Ended	43 Months Ended	49 Months Ended		53 Months Ended	60 Months Ended	70 Months Ended	83 Months Ended	110 Months Ended	114 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000232397
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree Artificial Intelligence and Innovation Fund $9,786
C000227588
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree BioRevolution Fund $5,486
C000214236
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree Cloud Computing Fund $14,425
C000224004
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree Cybersecurity Fund $13,244
C000164637
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree Dynamic International Equity Fund $23,522
C000164635
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree Dynamic International SmallCap Equity Fund $22,848
C000227316
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree Emerging Markets Efficient Core Fund $9,351
C000235377
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree Emerging Markets ex-China Fund $14,407
C000227314
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree International Efficient Core Fund $11,504
C000168143
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. Corporate Bond Fund $12,334
C000200315
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. Efficient Core Fund $21,721
C000168145
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. High Yield Corporate Bond Fund $15,418
C000168144
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree U.S. Short-Term Corporate Bond Fund $12,334
S&P 500® Equal Weight Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Average Annual Return, Percent	12.73%		5.73%
S&P 500® Equal Weight Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Average Annual Return, Percent	12.73%			6.54%
S&P 500® Equal Weight Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Average Annual Return, Percent	12.73%						14.38%	11.63%
S&P 500® Equal Weight Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Average Annual Return, Percent	12.73%					10.39%
MSCI EAFE Local Currency Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Local Currency Index
Average Annual Return, Percent	8.04%						11.64%				8.42%
MSCI EAFE Local Currency Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Local Currency Index
Average Annual Return, Percent	8.04%						11.64%				8.42%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	15.29%				0.61%
MSCI Emerging Markets ex-China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex-China Index
Average Annual Return, Percent	9.39%	14.12%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	17.73%				6.48%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%						(0.73%)			1.50%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%						16.64%		13.91%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%						(0.73%)			1.50%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%						(0.73%)			1.50%
S&P 500® Information Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.10%		15.72%
WisdomTree Artificial Intelligence & Innovation Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.00%		(0.38%)
S&P 500® Health Care Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.90%)			4.43%
S&P Biotechnology Select Industry Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.36%)			(9.78%)
WisdomTree BioRevolution Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(13.98%)			(13.68%)
BVP NASDAQ Emerging Cloud Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.87%						(1.09%)	6.92%
S&P 500® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.88%						17.29%	17.54%
S&P 500® Information Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.10%						23.02%	25.05%
S&P 500® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.88%					13.91%
S&P 500® Information Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.10%					19.84%
WisdomTree Team8 Cybersecurity Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.44%					6.85%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.73%						11.16%				8.21%
MSCI EAFE Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.24%						14.29%				8.17%
WisdomTree Dynamic International Equity Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.61%						14.02%				9.65%
MSCI EAFE Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.46%						9.28%				7.49%
MSCI EAFE Small Cap Local Currency Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.68%						10.51%				8.06%
MSCI EAFE Small Cap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.00%						11.96%				7.74%
WisdomTree Dynamic International SmallCap Equity Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.37%						13.77%				9.52%
WisdomTree Emerging Markets ex-China Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.76%	15.13%
ICE BofA Merrill Lynch U.S. Corporate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.06%						0.36%			2.74%
WisdomTree U.S. Quality Corporate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.16%						0.27%			2.64%
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite
Average Annual Return [Line Items]
Average Annual Return, Percent	11.70%						9.49%		9.03%
ICE BofA Merrill Lynch U.S. High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.28%						6.01%			5.84%
WisdomTree U.S. High Yield Corporate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.02%						5.18%			5.43%
ICE BofA Merrill Lynch 1-5 Year U.S. Corporate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.29%						2.12%			2.77%
WisdomTree U.S. Short-term Quality Corporate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.27%						2.17%			2.69%